Cover	12 Months Ended
Dec. 31, 2022
Entity Addresses [Line Items]
Document Type	F-1
Amendment Flag	false
Entity Registrant Name	GENIUS GROUP LIMITED
Entity Central Index Key	0001847806
Entity Primary SIC Number	8200
Entity Incorporation, State or Country Code	U0
Entity Address, Address Line One	8 Amoy Street, #01-01
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	049950
City Area Code	+65
Local Phone Number	8940 1200
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	850 Library Avenue, Suite 204
Entity Address, City or Town	Newark
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19711
City Area Code	(302)
Local Phone Number	738-6680
Contact Personnel Name	Puglisi & Associates